Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Summary of Changes In Defined Benefit Obligations	The benefit obligation, accumulated benefit obligation, fair value of Plan assets, funded status of the Plan and benefits paid as of and for the year ended December 31, 2020 and 2019 are as follows:

	2020	2019
Change in Benefit Obligations
Beginning benefit obligation	$5,993	$5,627
Service cost	159	142
Interest cost	190	231
Benefits paid	(339)	(346)
Expenses paid	(142)	(158)
Actuarial loss	690	497

Ending benefit obligation	6,551	5,993
Change in Plan Assets
Beginning fair value of plan assets	4,089	3,740
Actual return on plan assets	559	568
Employer contributions	589	285
Benefits paid from plan assets	(339)	(346)

Summary of Changes In Defined Benefit Plan Assets	The benefit obligation, accumulated benefit obligation, fair value of Plan assets, funded status of the Plan and benefits paid as of and for the year ended December 31, 2020 and 2019 are as follows:

Expenses paid	(142)	(158)

Ending fair value of plan assets	4,756	4,089

Ending funded status	$(1,795)	$(1,904)

Amounts Recorded in the Consolidated Balance Sheets
Current liabilities	$—	$—
Non-current liabilities	(1,795)	(1,904)

Net amount recorded	$(1,795)	$(1,904)

Amounts Recorded in Accumulated Other Comprehensive Loss
Net actuarial loss	$(293)	$(123)

Summarizes the Components of Net Periodic Benefit Cost
The following summarizes the components of net periodic benefit cost for the defined benefit pension plan:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Components of Expense:
Service cost	$35	$40	$107	$120
Interest cost	38	48	114	144
Expected return on plan assets	(58)	(64)	(180)	(192)
Amortization of net loss	9	—	19	—

Net periodic benefit cost	$24	$24	$60	$72

	2020	2019	2018
Components of Expense
Service cost	$159	$142	$25
Interest cost	190	231	41
Expected return on plan assets	(255)	(232)	(42)

Net periodic benefit cost	$94	$141	$24

Summary of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)	The amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss:

	2020	2019	2018
Net loss	$822	$436	$275

Summary of Defined Benefit Plan, Assumptions	Weighted-average assumptions used to determine net cost:

	2020	2019
Discount rate	3.25%	4.32%
Expected return on plan assets	6.35%	6.50%

Summary of Defined Benefit Plan Weighted Average Assumptions Used In Determining The Benefit Obligation	Weighted-average assumptions used to determine the benefit obligation:

	2020	2019
Discount rate	2.38%	3.25%

Summary of Defined Benefit Plan, Plan Assets, Allocation	The fair value of the Plan assets at December 31, 2020 and 2019 and target asset allocation for 2021, by asset category, are as follows:

	Target Allocation 2021	2020	2019
Common stock	35%	$1,562	$1,748
Mutual funds	25%	2,202	856
Corporate/government bonds	40%	982	1,473
Cash and cash equivalents	0%	10	12
Total	100%	$4,756	$4,089

Summary of Defined Benefit Plan, Plan Assets, Category
The following table presents the fair value measurements of assets measured at fair value on a recurring basis and the fair value hierarchy in which the fair value measurements fall at December 31, 2020 and 2019:

	December 31, 2020
	Fair Value	Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock	$1,562	$1,562	$—	$—
Mutual funds	2,202	2,202	—	—
Corporate/government bonds	982	—	982	—
Cash and cash equivalents	10	—	10	—

Total	$4,756	$3,764	$992	$—

	December 31, 2019
	Fair Value	Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock	$1,748	$1,748	$—	$—
Mutual funds	856	856	—	—
Corporate/government bonds	1,473	—	1,473	—
Cash and cash equivalents	12	—	12	—

Total	$4,089	$2,604	$1,485	$—

Summary of Defined Benefit Plan Expected Future Benefit Payment	Benefit payments are anticipated to be as follows:

2021	$369
2022	373
2023	375
2024	372
2025	372
2026 — 2030	1,858